Share-based awards - RSUs (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 $ / shares
Weighted-average grant-date fair value
Share-based compensation expense	¥ 30,831	$ 4,489	¥ 23,971	¥ 50,120
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year | shares	60,676,287	60,676,287
Granted | shares	32,242,838	32,242,838
Vested | shares	(23,281,792)	(23,281,792)
Cancelled/forfeited | shares	(8,349,129)	(8,349,129)
Awarded and unvested at end of year | shares	61,288,204	61,288,204	60,676,287
Expected to vest | shares	52,548,409
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares		$ 201.17
Granted | $ / shares		102.18
Vested | $ / shares		192.01
Cancelled/forfeited | $ / shares		179.85
Awarded and unvested at end of year | $ / shares		$ 155.49
Expected to vest | $ / shares					$ 155.92
Unamortized compensation costs | ¥	¥ 18,725
Weighted average period over which unamortized compensation costs expected be recognized	1 year 9 months 18 days	1 year 9 months 18 days
Share-based compensation expense | ¥	¥ 24,410		¥ 30,313	¥ 28,934
RSUs | Maximum
Weighted-average grant-date fair value
Expiry period	10 years	10 years